UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.8%
	Shares	Value
Argentina — 0.7%
Petrobras Argentina ADR	123,908	$515,457
Telecom Argentina ADR *	61,241	992,104
Ternium ADR	344,574	7,708,121

		9,215,682

Brazil — 9.3%
All America Latina Logistica	618,200	2,390,043
Banco do Brasil	1,450,900	14,589,452
Cia de Bebidas das Americas ADR	52,342	1,977,481
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	735,648	7,577,175
Cia de Saneamento Basico do Estado de Sao Paulo	642,063	6,582,880
Cia de Saneamento de Minas Gerais-COPASA *	124,700	2,003,858
Cia Energetica de Minas Gerais ADR	316,370	2,929,586
Cosan	478,733	7,698,027
Cosan SA Industria Comercio	405,300	7,680,154
Duratex *	1,084,030	6,177,215
Embraer ADR	405,081	13,760,602
Embratel Participacoes	794	3
Fibria Celulose *	391,100	4,347,556
Grendene	60,600	567,656
JBS	610,307	1,733,530
Marfrig Alimentos *	2,191,900	7,004,165
Perdigao	243,700	5,197,993
Porto Seguro	550,300	6,172,738
Seara Alimentos * (A)	911	2
Telefonica Brasil ADR	257,120	5,520,366
Tim Participacoes	1,617,900	6,028,075
Tim Participacoes ADR	200,654	3,766,276

		113,704,833

Chile — 0.8%
Administradora de Fondos de Pensiones Provida ADR	5,892	521,442
Enersis ADR	635,171	9,654,599

		10,176,041

China — 12.8%
Agricultural Bank of China	19,201,000	7,773,885
Bank of China	69,003,000	28,915,848
Bank of Communications	12,399,000	8,073,515
Beijing Capital Land	482,000	174,637
Changyou.com ADR *	6,694	217,823
China Citic Bank	16,278,000	7,534,945
China Construction Bank	23,312,000	17,403,744
China Merchants Bank	3,549,000	5,967,167
China Petroleum & Chemical	23,663,800	17,605,360
China Railway Construction	705,000	717,217
China Sports International *	670,000	18,452
China Techfaith Wireless Communication Technology ADR *	39,097	40,270
China Telecom	20,762,000	10,360,119
Chongqing Rural Commercial Bank	3,546,000	1,449,381
Giant Interactive Group ADR	609,043	4,963,700

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — continued
Greentown China Holdings	793,500	$1,575,623
Guangzhou R&F Properties	173,600	269,949
Huadian Power International	1,038,000	481,820
Huaneng Power International	4,536,000	4,737,428
Industrial & Commercial Bank of China	27,700,000	18,215,225
Jiangling Motors	67,800	174,404
Jiangsu Future Land	561,100	364,154
NetEase ADR *	192,733	12,279,020
Perfect World ADR	100,403	2,113,483
PetroChina	880,000	1,029,140
Qingling Motors	778,000	184,579
Semiconductor Manufacturing International *	4,278,000	314,413
Shanda Games ADR *	112,115	516,850
Shanghai Friendship Group	327,270	334,797
Shanghai Mechanical and Electrical Industry	268,300	291,374
SinoMedia Holding	290,000	256,511
Sohu.com *	12,888	805,113
SouFun Holdings ADR	19,075	663,047
Weiqiao Textile	992,000	597,329
WuXi PharmaTech Cayman ADR *	33,689	747,896
Xinhua Winshare Publishing and Media	433,000	214,948

		157,383,166

Egypt — 0.2%
Commercial International Bank Egypt SAE	223,642	1,119,823
Ezz Steel *	408,960	611,696
Talaat Moustafa Group *	521,702	355,508
Telecom Egypt	282,406	542,631

		2,629,658

Hong Kong — 0.8%
Chaoda Modern Agriculture Holdings ADR *	6,346	22,846
China Mobile	655,000	6,967,546
Sino Biopharmaceutical	880,000	639,950
Skyworth Digital Holdings	2,636,000	1,345,938
TCL Multimedia Technology Holdings	710,000	402,806

		9,379,086

India — 4.4%
Aptech *	68,832	70,807
Aurobindo Pharma	750,885	2,090,697
Bharat Petroleum *	39,128	208,333
Binani Industries *	11,055	11,454
Britannia Industries	56,438	648,891
Cairn India	612,748	2,974,304
Dabur India	125,776	333,858
Dishman Pharmaceuticals & Chemicals	58,387	41,386
Dr Reddy’s Laboratories	170,022	6,378,656
Emami	30,024	231,136
Geometric	101,511	115,943
Gitanjali Gems *	38,150	45,268
Gujarat State Fertilisers & Chemicals	258,835	232,634

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — continued
HCL Technologies *	582,262	$8,977,876
Hindustan Unilever	223,597	2,252,518
IDBI Bank *	1,383,084	1,480,779
Idea Cellular *	255,849	710,890
Indian Bank	445,582	593,572
Indraprastha Gas *	230,706	994,079
Infosys Technologies ADR	145,677	7,237,233
JBF Industries *	37,507	53,973
Lupin	303,643	4,350,277
Maruti Suzuki India	61,829	1,348,636
MAX India *	47,303	147,849
MindTree	13,432	211,989
MRF	5,987	1,301,421
NIIT Technologies	107,712	425,498
Oil India *	146,794	1,248,612
PSL *	44,217	15,344
Reliance Communications	171,464	393,658
Sasken Communications Technologies	175,093	326,545
SRF	40,927	89,891
State Trading of India	324	397
Sun Pharmaceutical Industries	193,098	1,795,219
Syndicate Bank	550,011	795,099
Tata Motors	584,333	2,791,690
Uflex	195,499	165,743
United Phosphorus	96,151	201,379
Vijaya Bank	1,142,678	755,458
Wipro	199,551	1,437,437
WNS Holdings ADR *	12,551	249,012
Wockhardt *	59,432	457,824

		54,193,265

Indonesia — 1.6%
Adhi Karya Persero	1,169,500	349,911
Agung Podomoro Land	5,873,000	188,576
Alam Sutera Realty	13,276,000	904,228
Bakrie Sumatera Plantations *	12,254,500	62,003
Bank Negara Indonesia Persero	3,781,500	1,572,942
Citra Marga Nusaphala Persada *	1,357,000	406,011
Darma Henwa *	6,998,260	34,046
Gajah Tunggal	2,750,778	702,583
Indofood Sukses Makmur	3,497,500	2,211,992
Lippo Cikarang *	339,500	208,110
Lippo Karawaci *	5,851,500	728,768
Matahari Department Store *	604,500	732,282
Perusahaan Gas Negara Persero	3,485,500	2,000,919
Surya Semesta Internusa	8,109,000	741,665
Telekomunikasi Indonesia ADR	79,449	3,623,669
Telekomunikasi Indonesia	3,967,000	4,593,267

		19,060,972

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Malaysia — 4.7%
Affin Holdings	77,800	$101,447
AirAsia	393,800	383,603
AMMB Holdings	198,300	478,634
DRB-Hicom	1,323,900	1,036,593
KLCC Property Holdings	84,700	171,280
Kulim Malaysia	615,100	675,017
Malayan Banking	7,027,400	22,225,994
Malaysia Airports Holdings	129,500	269,060
Petronas Chemicals Group	591,300	1,206,660
POS Malaysia	156,300	236,088
RHB Capital	591,900	1,505,294
Telekom Malaysia	3,238,200	5,260,578
Tenaga Nasional	8,138,300	22,302,555
Top Glove	93,900	170,490
UMW Holdings	447,600	1,912,372

		57,935,665

Mexico — 5.5%
Alfa, Ser A	4,096,200	10,438,732
America Movil ADR, Ser L	164,083	3,442,461
America Movil, Ser L	1,314,914	1,380,517
Axtel *	762,000	260,707
Bio Pappel *	143,800	293,843
Empresas ICA *	254,343	534,065
Fomento Economico Mexicano ADR	18,355	1,826,139
Gruma *	393,053	2,082,086
Grupo Aeroportuario del Centro Norte Sab *	69,200	237,624
Grupo Aeroportuario del Pacifico ADR	13,336	696,539
Grupo Aeroportuario del Pacifico	697,864	3,643,192
Grupo Financiero Banorte	2,722,900	17,175,945
Grupo Financiero Santander Mexico ADR *	398,800	5,750,696
Grupo KUO De *	17,300	36,570
Grupo Mexico, Ser B	3,306,524	10,150,422
Grupo Sanborns	155,322	361,164
Grupo Simec *	39,900	157,348
Grupo Televisa ADR	93,345	2,529,649
Infraestructura Energetica Nova *	238,408	942,601
OHL Mexico *	1,952,902	5,151,065

		67,091,365

Pakistan — 0.3%
Attock Refinery	268,591	685,653
Bank Alfalah	904,800	188,157
DG Khan Cement	1,948,800	1,756,708
Pakistan Telecommunication	1,728,382	477,703

		3,108,221

Peru — 0.0%
Credicorp	4,570	542,870

Philippines — 0.3%
Aboitiz Power	885,900	712,922

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Philippines — continued
Alliance Global Group *	1,593,600	$963,205
Cebu Air	136,660	197,768
Globe Telecom	6,955	261,834
Lopez Holdings	1,048,200	122,608
Metropolitan Bank & Trust	233,540	571,079
Philippine National Bank *	101,410	189,720
Vista Land & Lifescapes	2,465,500	326,425

		3,345,561

Poland — 2.0%
Asseco Poland	21,098	300,344
Cyfrowy Polsat *	37,440	248,335
Grupa Lotos *	116,387	1,207,130
KGHM Polska Miedz	185,692	6,448,849
PGE	251,922	1,192,535
Polski Koncern Naftowy Orlen	862,067	11,719,170
Tauron Polska Energia	2,327,921	3,204,697

		24,321,060

Russia — 3.2%
CTC Media	32,225	357,698
LUKOIL ADR	474,727	28,008,893
Magnit GDR	4,357	250,963
MegaFon OAO GDR	14,828	470,789
Sistema GDR	157,678	3,468,916
Surgutneftegas ADR *	148,008	1,170,743
VimpelCom ADR	192,315	1,925,073
Yandex, Cl A *	105,005	3,412,663

		39,065,738

South Africa — 3.7%
Aeci	22,999	272,197
FirstRand	1,852,671	5,569,938
Grindrod	108,032	250,876
Imperial Holdings	621,693	12,975,805
Liberty Holdings	254,071	3,157,377
MMI Holdings	2,247,998	4,899,088
Mondi	110,107	1,624,457
MTN Group	344,024	6,459,931
Netcare	107,468	254,904
Sanlam	820,948	3,955,163
Sappi *	408,148	1,090,132
Sasol	14,628	673,951
Sun International	20,771	206,120
Super Group *	126,660	299,526
Telkom *	660,239	1,296,988
Woolworths Holdings	331,041	2,256,938

		45,243,391

South Korea — 19.1%
AtlasBX	249,908	9,320,733
China King-Highway Holdings	80,755	164,612

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — continued
Chong Kun Dang Pharm	5,086	$318,264
CJ	98,940	10,084,010
CJ E&M *	21,254	728,379
Daeduck Electronics	23,240	194,455
Daeduck GDS	12,600	211,416
Daelim Industrial	33,187	2,629,141
Daou Data	15,940	82,011
Daou Technology	39,180	580,677
Dongbu Insurance	7,390	312,788
Dongyang E&P	15,443	244,685
Ecoplastic	228,571	425,230
Global & Yuasa Battery	15,790	791,310
GS Home Shopping	3,551	784,528
Hana Financial Group	486,830	15,600,400
Hanil E-Wha	173,830	2,228,143
Hansol Paper	24,320	264,107
Hanwha	244,550	6,693,738
Hite Holdings	14,760	170,142
Husteel	22,760	444,695
Hwa Shin	18,740	240,208
Hyundai Hy Communications & Networks	50,240	249,540
Hyundai Marine & Fire Insurance	10,560	289,515
Hyundai Motor	97,318	20,140,582
Industrial Bank of Korea	192,560	1,954,010
INTOPS	8,242	173,141
Jahwa Electronics	13,270	245,692
KB Financial Group	16,210	513,676
Kia Motors	364,370	20,660,363
Kolon	25,730	478,676
Korea District Heating	2,802	233,204
Korea Life Insurance	41,690	250,120
KT	440,770	14,281,352
Ktis	65,330	266,920
Kyeryong Construction Industrial *	18,032	131,617
LG Display *	603,090	14,950,759
LG Uplus *	190,080	2,317,997
LIG Insurance	12,260	269,552
Meritz Securities	13,050	17,889
Neowiz *	6,358	61,405
Samsung Electro-Mechanics	16,899	1,215,425
Samsung Electronics	58,176	66,284,155
SK Broadband *	53,328	253,960
SK Holdings	75,349	11,837,994
SK Telecom	56,162	11,023,184
Sungwoo Hitech	23,079	307,124
Taekwang Industrial	36	34,480
Taeyoung Engineering & Construction	67,270	373,049
TS	17,738	517,097
Woori Finance Holdings	1,172,265	11,739,084
Youngone Holdings	16,154	934,651

		234,519,885

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — 12.4%
AcBel Polytech *	444,000	$392,377
Accton Technology	450,000	260,367
Advanced Semiconductor Engineering	942,000	772,788
AmTRAN Technology	639,000	447,501
Arcadyan Technology	181,000	229,974
AU Optronics *	2,779,000	982,355
Cheng Loong	2,253,680	995,823
Chia Chang *	160,000	207,560
Chimei Materials Technology	123,000	138,027
China General Plastics	681,580	423,906
China Manmade Fibers *	1,958,000	861,908
Chinatrust Financial Holding	1,170,281	772,733
Chin-Poon Industrial	446,000	847,782
Chipbond Technology	917,000	2,024,424
ChipMOS Technologies	10,263	154,253
Chong Hong Construction	265,000	1,100,245
CMC Magnetics *	3,274,000	574,300
Compal Electronics	2,200,169	1,526,137
Coretronic	450,000	389,425
Elitegroup Computer Systems *	642,000	247,281
Feng TAY Enterprise	106,734	216,056
Formosa Taffeta	387,000	362,653
FSP Technology	217,357	188,823
Fubon Financial Holding	15,057,520	21,140,233
Gemtek Technology	623,000	651,328
Gigabyte Technology	54,000	48,712
Global Brands Manufacture *	389,643	133,838
GMI Technology *	171,074	67,605
Grand Pacific Petrochemical	1,391,000	844,253
Hannstar Board	509,234	227,560
Hon Hai Precision Industry *	7,058,000	18,311,987
Hung Poo Real Estate Development	49,000	48,287
Innolux *	19,346,000	8,580,588
Inventec	6,423,851	4,841,480
Kenda Rubber Industrial *	151,000	390,259
King Yuan Electronics	2,127,000	1,418,639
King’s Town Bank	1,112,000	964,167
Kung Long Batteries Industrial *	128,000	371,367
Lingsen Precision Industries	448,000	235,306
Lite-On Technology	6,949,105	11,818,797
Long Bon International	365,000	243,443
Mega Financial Holding	7,988,419	6,673,333
Mercuries & Associates	1,225,128	984,629
Micro-Star International	400,000	237,440
New Asia Construction & Development *	647,539	193,702
Nien Hsing Textile	309,840	259,349
Pegatron *	6,053,343	8,942,794

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — continued
Pou Chen	8,331,270	$8,529,505
Powertech Technology	857,000	1,643,323
President Chain Store	42,000	313,041
Primax Electronics	379,000	310,288
P-Two Industries	49,000	24,511
Realtek Semiconductor	89,000	213,103
Rechi Precision	279,130	242,022
Rich Development *	1,424,000	757,434
Sercomm	191,000	245,864
Shin Kong Financial Holding *	6,845,000	2,316,934
Shinkong Synthetic Fibers *	649,000	214,483
Sigurd Microelectronics	323,000	275,212
Silicon Motion Technology ADR	69,790	833,293
SinoPac Financial Holdings	3,998,522	2,013,495
Ta Chong Bank *	632,000	214,977
Taichung Commercial Bank *	624,000	227,863
Taishin Financial Holding	7,747,058	3,604,004
Taiwan Business Bank *	573,365	174,381
Taiwan PCB Techvest	191,853	231,607
Taiwan Semiconductor	454,000	345,195
Taiwan Semiconductor Manufacturing ADR	129,989	2,207,213
Taiwan Semiconductor Manufacturing	1,851,000	6,327,097
Taiwan Surface Mounting Technology	593,250	818,064
Taiwan Union Technology	395,000	291,773
Tatung *	3,520,000	890,961
Topco Scientific	117,288	189,896
TYC Brother Industrial *	179,162	89,621
Unimicron Technology	251,000	230,605
United Microelectronics	25,149,000	11,196,343
USI	934,626	668,559
Vanguard International Semiconductor	975,000	975,439
Winbond Electronics *	13,969,000	3,088,539
Yageo	2,011,000	673,988

		152,124,427

Thailand — 6.9%
Advanced Info Service NVDR	1,874,300	17,066,310
Airports of Thailand NVDR	1,424,900	8,103,265
Bangchak Petroleum NVDR	2,550,300	2,811,034
Bangkok Bank NVDR	257,700	1,687,812
Bangkok Bank	803,000	5,259,265
Bangkok Expressway	166,400	194,045
Delta Electronics Thailand	169,700	242,622
Jasmine International	3,153,900	836,338
Kiatnakin Bank	145,300	199,613
Kiatnakin Bank	137,900	189,447
Krung Thai Bank NVDR	5,878,300	3,324,151
Krung Thai Bank	5,947,000	3,363,000
Krungthai Card	218,200	291,050
Lanna Resources	298,800	103,100
MCOT	150,200	196,748

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Thailand — continued
PTT Global Chemical	2,741,000	$5,779,744
PTT NVDR	959,900	10,151,019
Ratchaburi Electricity Generating Holding	131,200	213,776
Sri Trang Agro-Industry	434,100	169,202
Thai Airways International	1,065,900	773,033
Thai Oil	1,448,300	2,822,566
Thanachart Capital NVDR	2,550,300	2,729,554
Thanachart Capital	3,005,900	3,217,177
Ticon Industrial Connection	291,400	185,267
Tisco Financial Group	121,200	147,144
Total Access Communication NVDR	3,361,700	12,619,800
TPI Polene NVDR	710,600	252,002
TPI Polene	3,208,900	1,137,980

		84,066,064

Turkey — 5.1%
Akfen Holding *	273,784	605,282
Aksa Akrilik Kimya Sanayii	424,858	1,623,983
Alarko Holding	194,357	570,235
Arcelik	459,738	3,063,416
Aygaz	56,305	257,683
Dogus Otomotiv Servis ve Ticaret	47,213	268,263
Eregli Demir ve Celik Fabrikalari	2,974,251	2,965,110
Gubre Fabrikalari *	165,743	1,305,602
Ipek Matbacilik Sanayi Ve Ticaret *	302,419	604,541
Is Yatirim Menkul Degerler	182,424	136,633
Kiler Gayrimenkul Yatirim Ortakligi *	425,158	351,379
Koza Anadolu Metal Madencilik Isletmeleri *	546,542	886,460
Pinar Entegre Et ve Un Sanayi	36,787	133,774
Sekerbank *	232,475	229,359
Soda Sanayii	125,259	146,873
Turk Ekonomi Bankasi *	190,766	218,756
Turk Hava Yollari	2,113,067	8,906,546
Turk Sise ve Cam Fabrikalari	5,012,228	7,197,497
Turkiye Halk Bankasi	1,126,628	8,467,387
Turkiye Is Bankasi	4,884,026	12,967,222
Turkiye Vakiflar Bankasi Tao	4,810,452	10,510,711
Vestel Elektronik Sanayi ve Ticaret *	638,164	692,241
Yazicilar Holding, Cl A	71,438	824,732

		62,933,685

TOTAL COMMON STOCK (Cost $1,053,976,798)		1,150,040,635

PREFERRED STOCK — 4.9%
Brazil — 4.9%
AES Tiete	24,800	246,549
Braskem, Ser A *	211,900	1,622,677
Centrais Eletricas de Santa Catarina *	4,274	35,989
Cia Brasileira de Distribuicao Grupo Pao de Acucar	386,401	17,132,163
Cia Energetica de Minas Gerais	1,273,958	11,726,880
Cia Energetica de Sao Paulo	406,100	3,597,554

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

PREFERRED STOCK — continued
	Shares	Value
Brazil — continued
Cia Energetica do Ceara	22,200	$397,028
Cia Paranaense de Energia, Ser B	149,700	1,859,644
Embratel Participacoes	60	1
Metalurgica Gerdau	473,200	3,816,547
Oi	211,400	392,897
Petroleo Brasileiro *	926,800	6,638,136
San Carlos Empreendimentos e Participacoes * (A)	455	—
Telefonica Brasil	589,300	12,569,460

TOTAL PREFERRED STOCK (Cost $72,116,840)		60,035,525

SHORT-TERM INVESTMENT — 0.6%
Union Bank, N.A. Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $7,626,848)	7,626,848	7,626,848

TOTAL INVESTMENTS — 99.3% (Cost $1,133,720,486)†		$1,217,703,008

Percentages are based on Net Assets of $1,226,381,500.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total value of such securities as of July 31, 2013, was $2 and represented 0.0% of net assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2013.

†	At July 31, 2013, the tax basis cost of the Portfolio’s investments was $1,133,720,486, and the unrealized appreciation and depreciation were $175,029,347 and $(91,046,825), respectively.

ADR – American Depositary Receipt

Cl – Class

GDR – Global Depositary Receipt

NVDR – Non-Voting Depository Receipt

Ser – Series

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2013
(Unaudited)

The list of inputs used to value the Portfolio’s net assets as of July 31, 2013 is as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$9,215,682	$—	$—	$9,215,682
Brazil	113,704,831	—	2	113,704,833
Chile	10,176,041	—	—	10,176,041
China	157,383,166	—	—	157,383,166
Egypt	2,629,658	—	—	2,629,658
Hong Kong	9,379,086	—	—	9,379,086
India	54,193,265	—	—	54,193,265
Indonesia	19,060,972	—	—	19,060,972
Malaysia	57,935,665	—	—	57,935,665
Mexico	67,091,365	—	—	67,091,365
Pakistan	3,108,221	—	—	3,108,221
Peru	542,870	—	—	542,870
Philippines	3,345,561	—	—	3,345,561
Poland	24,321,060	—	—	24,321,060
Russia	39,065,738	—	—	39,065,738
South Africa	45,243,391	—	—	45,243,391
South Korea	234,519,885	—	—	234,519,885
Taiwan	152,124,427	—	—	152,124,427
Thailand	84,066,064	—	—	84,066,064
Turkey	62,933,685	—	—	62,933,685

Total Common Stock	$1,150,040,633	$—	$2	$1,150,040,635
Preferred Stock	60,035,525	—	—^	60,035,525
Short-Term Investment	7,626,848	—	—	7,626,848

Total Investments in Securities	$1,217,703,006	$—	$2	$1,217,703,008

Amounts designated as “—” are either $ 0 or have been rounded to $ 0.

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents security labeled as Level 3 in which the market value is $0 or has been rounded to $0.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-1300

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 94.0%
	Face Amount (000)(1)		Value
Belarus — 1.9%
Republic of Belarus 8.750%, 08/03/15		800	$800,000

Brazil — 9.4%
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/15	BRL	2,475	1,085,038
10.000%, 01/01/17	BRL	2,225	947,117
10.000%, 01/01/21	BRL	1,697	701,091
10.000%, 01/01/23	BRL	3,190	1,313,387

			4,046,633

Chile — 1.4%
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/20	CLP	205,000	416,782
Bonos del Banco Central de Chile en Pesos 6.000%, 03/01/23	CLP	95,000	198,693

			615,475

Colombia — 1.9%
Colombian TES 6.000%, 04/28/28	COP	1,760,000	805,898

Costa Rica — 1.3%
Costa Rica Titulos Prop 7.800%, 09/24/14	CRC	275,000	566,669

Dominican Republic — 1.6%
Dominican Republic International Bond (A) 15.000%, 04/05/19	DOP	17,300	482,352
14.000%, 02/06/15	DOP	8,000	206,931

			689,283

Ecuador — 1.1%
Ecuador Government International Bond 9.375%, 12/15/15		452	470,080

Egypt — 1.0%
Egypt Government International Bond 5.750%, 04/29/20 (A)		505	424,200

Ghana — 3.8%
Ghana Government Bonds 24.000%, 05/25/15	GHS	400	203,038
21.000%, 10/26/15	GHS	2,120	1,034,148
19.240%, 05/30/16	GHS	900	425,445

			1,662,631

Grenada — 0.3%
Grenada Government International Bond 15.175%, 09/15/25 (A) (C)		375	120,938

Hungary — 1.2%
Hungary Government Bond 6.000%, 11/24/23	HUF	120,500	520,094

1

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2013
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Indonesia — 6.6%
Indonesia Treasury Bonds 11.000%, 11/15/20	IDR	6,375,000	$735,700
11.000%, 09/15/25	IDR	954,000	113,427
10.000%, 02/15/28	IDR	5,033,000	565,144
9.500%, 05/15/41	IDR	680,000	72,227
8.250%, 06/15/32	IDR	5,127,000	498,952
6.625%, 05/15/33	IDR	10,780,000	883,174

			2,868,624

Kenya — 0.6%
Kenya Government Bond 11.250%, 02/07/28	KES	24,500	248,656

Malaysia — 1.0%
Malaysia Government Bond 3.260%, 03/01/18	MYR	1,380	417,168

Mexico — 2.9%
Mexican Bonos 8.500%, 11/18/38	MXN	3,651	330,255
Petroleos Mexicanos 7.650%, 11/24/21 (A)	MXN	11,130	925,412

			1,255,667

Nigeria — 6.5%
Nigeria Government Bonds 16.390%, 01/27/22	NGN	115,750	814,430
16.000%, 06/29/19	NGN	221,860	1,502,183
10.700%, 05/30/18	NGN	90,900	502,044

			2,818,657

Peru — 2.5%
Peru Government Bond 6.900%, 08/12/37	PEN	2,820	1,063,652

Philippines — 0.9%
Philippine Government International Bond 4.950%, 01/15/21	PHP	15,000	372,014

Poland — 0.9%
Poland Government Bond 2.750%, 08/25/23	PLN	1,065	403,878

Romania — 1.0%
Romania Government Bond 5.850%, 04/26/23	RON	1,430	453,876

Russia — 13.9%
RusHydro JSC Via RusHydro Finance MTN 7.875%, 10/28/15	RUB	56,200	1,689,674
Russian Agricultural Bank Via RSHB Capital 8.625%, 02/17/17 (A)	RUB	8,300	254,957

2

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2013
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)		Value
Russian Federal Bond - OFZ 8.150%, 02/03/27	RUB	23,665	$746,673
7.600%, 07/20/22	RUB	22,265	692,372
7.500%, 03/15/18	RUB	50,750	1,605,750
7.050%, 01/19/28	RUB	13,235	374,426
7.000%, 01/25/23	RUB	16,930	500,532
Russian Foreign Bond 7.850%, 03/10/18 (A)	RUB	5,000	159,542

			6,023,926

Serbia — 3.0%
Serbia Treasury Bill 12.745%, 05/22/14 (B)	RSD	14,000	150,481
Serbia Treasury Bonds 10.000%, 04/04/15	RSD	38,750	443,180
10.000%, 05/16/15	RSD	39,090	445,922
10.000%, 01/24/18	RSD	24,150	257,230

			1,296,813

South Africa — 4.2%
South Africa Government Bonds 10.500%, 12/21/26	ZAR	4,259	512,349
7.000%, 02/28/31	ZAR	6,715	575,330
6.250%, 03/31/36	ZAR	9,830	738,115

			1,825,794

Thailand — 3.7%
Thailand Government Bonds 3.775%, 06/25/32	THB	4,250	124,525
3.580%, 12/17/27	THB	12,467	371,174
3.250%, 06/16/17	THB	35,000	1,117,563

			1,613,262

Turkey — 8.1%
Turkey Government Bonds 10.500%, 01/15/20	TRY	880	485,012
9.500%, 01/12/22	TRY	1,205	628,658
9.000%, 03/08/17	TRY	2,373	1,225,755
8.500%, 09/14/22	TRY	794	387,577
7.100%, 03/08/23	TRY	900	404,453
3.000%, 02/23/22	TRY	675	378,753

			3,510,208

Uganda — 3.0%
Republic of Uganda Government Bonds 11.000%, 01/21/21	UGX	245,000	78,163
10.750%, 01/26/17	UGX	2,083,800	721,564
10.750%, 02/22/18	UGX	1,500,000	501,487

			1,301,214

Uruguay — 4.5%
Uruguay Government International Bond 4.375%, 12/15/28	UYU	14,950	880,014

3

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2013
(Unaudited)

GLOBAL BONDS — continued
	Face Amount (000)(1)/ Number of Warrants/ Shares		Value
Uruguay Notas del Tesoro 11.000%, 03/21/17	UYU	4,350	$207,454
10.250%, 08/22/15	UYU	7,600	358,171
9.500%, 01/27/16	UYU	10,500	484,264

			1,929,903

Venezuela — 2.5%
Petroleos de Venezuela 4.900%, 10/28/14		1,145	1,077,445

Zambia — 3.3%
Republic of Zambia Treasury Bill 9.847%, 01/27/14 (B)	ZMW	2,020	346,247
Zambia Government Bonds 13.000%, 09/01/22	ZMW	2,800	430,089
10.000%, 09/19/13	ZMW	2,105	384,174
10.000%, 03/19/15	ZMW	1,565	269,153

			1,429,663

TOTAL GLOBAL BONDS (Cost $43,990,832)			40,632,321

WARRANTS — 0.9%
Central Bank of Nigeria, Expires 11/15/20 *		1,250	217,500
Venezuela Government International Bond, Expires 04/15/20 *		7,000	180,250

TOTAL WARRANTS (Cost $456,000)			397,750

SHORT-TERM INVESTMENT (D) — 8.2%
Reich & Tang Daily Money Market Fund, Institutional Cl, 0.050% (Cost $3,529,324)		3,529,324	3,529,324

TOTAL INVESTMENTS — 103.1% (Cost $47,976,156)†			$44,559,395

4

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2013
(Unaudited)

A list of the open forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

Settlement Date	Currency to Receive		Currency to Deliver		Contract Value	Unrealized Appreciation (Depreciation)
8/8/13	HUF	422,190,200	USD	(1,866,050)	$(1,874,944)	$8,894
8/9/13	USD	1,298,000	CLP	(646,574,400)	1,256,502	41,498
8/9/13	CLP	361,911,000	USD	(736,219)	(703,310)	(32,910)
8/9/13-6/3/14	ARS	8,631,112	USD	(1,238,000)	(1,251,853)	13,853
8/14/13	USD	1,195,616	ILS	(4,312,874)	1,209,661	(14,046)
8/14/13	ILS	4,312,874	USD	(1,169,623)	(1,209,661)	40,039
8/16/13	USD	320,000	MYR	(1,037,440)	319,498	502
8/16/13	MYR	13,544,278	USD	(4,452,911)	(4,171,204)	(281,707)
8/21/13	USD	1,540,000	PEN	(4,276,760)	1,525,404	14,596
8/21/13	PEN	6,546,731	USD	(2,415,539)	(2,335,040)	(80,499)
8/26/13	USD	530,495	KRW	(597,363,000)	530,854	(359)
8/26/13	KRW	597,363,000	USD	(531,580)	(530,854)	(726)
8/30/13	USD	920,000	COP	(1,750,095,000)	920,497	(497)
8/30/13	USD	247,856	MXN	(3,165,000)	247,022	835
8/30/13	COP	3,227,858,000	USD	(1,690,904)	(1,697,756)	6,852
8/30/13	MXN	46,582,904	USD	(3,624,350)	(3,635,696)	11,346
9/3/13	PLN	1,119,664	EUR	(260,000)	(349,539)	3,605
9/5/13	PLN	12,286,898	USD	(3,769,951)	(3,835,300)	65,348
9/6/13-5/8/14	CNH	7,587,703	USD	(1,223,841)	(1,226,820)	2,979
9/11/13-6/27/14	USD	2,449,266	TRY	(4,759,882)	2,342,984	106,282
9/11/13-6/27/14	TRY	5,574,799	USD	(2,753,000)	(2,760,495)	7,495
9/13/13	IDR	16,000,000,000	USD	(1,549,187)	(1,545,712)	(3,475)
9/13/13-7/24/14	USD	690,000	IDR	(7,674,110,000)	705,872	(15,872)
9/19/13	ZAR	27,893,292	USD	(2,744,417)	(2,806,906)	62,490
9/19/13	USD	435,000	ZAR	(4,445,363)	447,338	(12,338)
9/24/13	USD	380,000	SGD	(485,009)	381,656	(1,656)
9/24/13	USD	420,000	TWD	(12,692,400)	423,548	(3,548)
9/24/13	SGD	485,009	USD	(380,584)	(381,656)	1,071
9/24/13	TWD	12,692,400	USD	(423,999)	(423,548)	(450)
10/8/13	USD	2,638,000	RUB	(88,916,365)	2,666,448	(28,448)
10/16/13	USD	1,564,949	EUR	(1,199,011)	2,221,092	(30,607)
10/16/13	EUR	450,000	USD	(595,676)	(598,827)	3,151
10/17/13	INR	16,839,200	USD	(280,000)	(271,219)	(8,781)
10/18/13	PHP	12,436,250	USD	(287,510)	(286,235)	(1,275)
10/21/13	THB	58,080,000	USD	(1,863,211)	(1,846,832)	(16,379)
10/28/13	BRL	405,000	USD	(176,625)	(174,073)	(2,552)
2/6/14	HRK	1,613,535	EUR	(210,000)	(284,189)	4,587
3/20/14	RUB	27,476,400	USD	(840,000)	(1,187,202)	(37,210)
6/18/14	USD	847,292	KZT	(136,583,500)	848,498	(1,206)
6/18/14	KZT	136,583,500	USD	(865,000)	(848,498)	(16,502)

						$(195,620)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at July 31, 2013, is as follows:

Counterparty	Currency to Receive	Currency to Deliver	Unrealized Appreciation (Depreciation)
Citigroup	$3,505,729	$(3,412,596)	$93,133
HSBC	847,768	(823,635)	24,133
State Street	21,270,080	(21,487,773)	(217,693)
UBS	25,705,854	(25,801,047)	(95,193)

			$(195,620)

For the period ended July 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

5

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2013
(Unaudited)

Currency Legend

ARS	Argentine Peso	ILS	Israeli Shekel	RSD	Serbian Dinar
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	KES	Kenyan Shilling	SGD	Singapore Dollar
CNH	Chinese Offshore Yuan Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	KZT	Kazakhstan Tenge	TRY	Turkish Lira
CRC	Costa Rican Colon	MXN	Mexican Peso	TWD	New Taiwan Dollar
DOP	Dominican Peso	MYR	Malaysian Ringgit	UGX	Ugandan Shilling
EUR	Euro Dollar	NGN	Nigerian Naira	USD	U.S. Dollar
GHS	Ghana Cedi	PEN	Peruvian Nuevo Sol	UYU	Uruguayan Peso
HRK	Croatian Kuna	PHP	Philippine Peso	ZAR	South African Rand
HUF	Hungarian Forint	PLN	Polish Zloty	ZMW	Zambian Kwacha
IDR	Indonesia Rupiah	RON	Romanian Leu

A list of open swap agreements held by the Fund at July 31, 2013, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives		Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Citigroup	FLOAT QUARTERLY MXIBOR 28D	6.34	% FIXED	12/31/2032	MXN	5,200,000	$(61,338)
Citigroup	FLOAT QUARTERLY MXIBOR 28D	6.94%		07/06/2028	MXN	10,430,000	(29,434)
Citigroup	FLOAT 1D COP IBR (OIS) SWAP	5.63%		06/05/2023	COP	2,525,000,000	(74,312)
Citigroup	FLOAT QUARTERLY KLIBOR	3.80%		06/05/2023	MYR	2,600,000	(33,787)
Citigroup	FLOAT QUARTERLY LIBOR	8.13%		06/24/2021	ZAR	16,000,000	13,076
Citigroup	FLOAT 6M BKIBOR	3.21%		06/14/2018	THB	75,000,000	(23,037)
Citigroup	FLOAT QUARTERLY KLIBOR	3.34%		01/20/2017	MYR	1,644,000	(4,220)
Citigroup	FLOAT 6M BKIBOR	2.94%		07/26/2016	THB	64,650,000	(1,353)
Citigroup	FLOAT QUARTERLY MXIBOR 28D	4.31%		05/02/2016	MXN	26,000,000	(38,274)

							$(252,679)

For the period ended July 31, 2013, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $43,215,709.

*	Non-income producing security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2013. The coupon on a step bond changes on a specified date.

(D)	The rate reported is the 7-day effective yield as of July 31, 2013.

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $47,976,156, and the unrealized appreciation and depreciation were $124,395 and $(3,541,156), respectively.

Cl – Class

MTN – Medium Term Note

Ser – Series

6

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2013
(Unaudited)

The list of inputs used to value the Fund’s net assets as of July 31, 2013 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$40,632,321	$—	$40,632,321
Warrants	—	397,750	—	397,750
Short-Term Investment	3,529,324	—	—	3,529,324

Total Investments in Securities	$3,529,324	$41,030,071	$—	$44,559,395

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Contracts – Appreciation	$—	$395,423	$—	$395,423
Forward Contracts – Depreciation	—	(591,043)	—	(591,043)
Interest Rate Swaps – Appreciation	—	13,076	—	13,076
Interest Rate Swaps – Depreciation	—	(265,755)	—	(265,755)

Total Other Financial Instruments	$—	$(448,299)	$—	$(448,299)

* Forward foreign currency contracts and swaps contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended July 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended July 31, 2013 there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

ACA-QH-003-1300

7

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013